Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2023	2024	2025
	(in thousands)
Trade payables	$16,281	$6,106	$10,081
Other current liabilities:
Employees and social debts	7,383	8,146	6,260
Provisions	—	763	1,454
Advance payments from customers	311	141	483
Others	1,205	2,124	2,887
Total other current liabilities	$8,899	$11,174	$11,084
Contract liabilities:
License and services agreement (See Note 22)	5,485	10,712	6,514
Deferred revenue	367	309	710
	$5,852	$11,021	$7,224